Investment Strategy	Mar. 31, 2026
Pzena U.S. Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “large-cap value” companies. The Fund defines a “large-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the Russell 1000 Index as of March 31, 2026. The Fund defines “value” companies as those that are in the three lowest quintiles of valuation of the investment universe based on estimated future earnings. The Adviser will also include companies classified as “value” securities by MSCI, Russell/FTSE, and Bloomberg indexes.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 30 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in large-cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies through American Depositary Receipts (ADRs) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging-markets securities. The Fund may also invest in real estate investment trusts (REITs). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (MLPs). From time to time, the Fund may invest a significant portion of its assets, in securities of companies in the same economic sector, specifically the financial services sector.

In evaluating an investment for purchase by the Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; and analyzes the financials and public filings of the company and its competitors. The Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, the degree of competitive or pricing pressures, and the experience and competence of management. Additionally, the Adviser integrates environmental, social, and governance (ESG) considerations where material to earnings.

The evaluation of all key investment considerations is company-specific. Each is analyzed internally, discussed with company management and industry experts, and monitored. The Adviser carefully evaluates all issues, forming an opinion as to whether the company can remediate them, and will actively engage management, as necessary. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no single issue necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. After an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive influence on the trajectory of the company, oriented toward the long term.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser will typically sell a security when it reaches what the Adviser judges to be fair value, when other opportunities are more attractive, or when company fundamentals have changed.

Strategy Portfolio Concentration [Text]	Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies through American Depositary Receipts (ADRs) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging-markets securities. The Fund may also invest in real estate investment trusts (REITs). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (MLPs). From time to time, the Fund may invest a significant portion of its assets, in securities of companies in the same economic sector, specifically the financial services sector.
Pzena International Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Pzena International Value ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of non-U.S. companies. The Fund defines “non-U.S. companies” primarily as those classified as non-U.S. by Morgan Stanley Capital International (MSCI). The Adviser determines a company’s country by referring to one or more of the following: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. As part of its investments in non-U.S. companies, the Fund may invest in emerging markets and frontier markets. The Adviser defines emerging market countries as to be those defined by the MSCI Emerging Markets Index. The Adviser defines frontier markets as countries with investable stock markets that are less established than those in the emerging markets. The Fund may invest in companies of any size market capitalization. The Fund defines “value” companies as those that are in the three lowest quintiles of valuation of the investment universe based on estimated future earnings. The Adviser will also include companies classified as “value” securities by MSCI, Russell/FTSE, and Bloomberg indexes.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 50 to 100 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to non-U.S. companies by purchasing equity securities directly or in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). The Fund may invest up to 35% of its net assets in emerging market and frontier market securities. The Fund may also invest in real estate investment trusts (REITs), foreign real estate companies, and up to 10% of its net assets in limited partnerships and master limited partnerships (MLPs), which are limited partnerships in which the ownership units are publicly traded. The Fund may also invest in restricted securities, such as Rule 144A securities, as well as when-issued securities and repurchase agreements. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also invest in securities issued pursuant to initial public offerings (IPOs). The Fund may invest in a wide range of industries; however, from time to time, the Fund may invest a significant portion of its assets in securities of companies in the same economic sector, specifically the financial services sector. The Fund may invest in a wide range of countries; however from time to time, the Fund may invest a significant portion of its assets in securities of companies in located in the same country, specifically Japan.

In evaluating an investment for purchase by the Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; and analyzes the financials and public filings of the company and its competitors. The Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, the degree of competitive or pricing pressures, and the experience and competence of management. Additionally, the Adviser integrates environmental, social, and governance (ESG) considerations where material to earnings.

The evaluation of all key investment considerations is company-specific. Each is analyzed internally, discussed with company management and industry experts, and monitored. The Adviser carefully evaluates all issues, forming an opinion as to whether the company can remediate them, and will actively engage management, as necessary. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no single issue necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. After an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive influence on the trajectory of the company, oriented toward the long term.
The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser will typically sell a security when it reaches what the Adviser judges to be fair value, when other opportunities are more attractive, or when company fundamentals have changed.
Strategy Portfolio Concentration [Text]	The Fund may invest up to 35% of its net assets in emerging market and frontier market securities. The Fund may also invest in real estate investment trusts (REITs), foreign real estate companies, and up to 10% of its net assets in limited partnerships and master limited partnerships (MLPs), which are limited partnerships in which the ownership units are publicly traded. The Fund may also invest in restricted securities, such as Rule 144A securities, as well as when-issued securities and repurchase agreements. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also invest in securities issued pursuant to initial public offerings (IPOs). The Fund may invest in a wide range of industries; however, from time to time, the Fund may invest a significant portion of its assets in securities of companies in the same economic sector, specifically the financial services sector. The Fund may invest in a wide range of countries; however from time to time, the Fund may invest a significant portion of its assets in securities of companies in located in the same country, specifically Japan.